Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (calculated pursuant to Item 402(v)) and the Company’s performance.
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income	FFO per share, as adjusted
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)(4)

2022	$10,245,701	$5,427,279	$3,988,896	$3,148,121	$121.47	$99.67	$(12,636,000)	$1.93
2021	$5,815,004	$23,465,527	$2,363,236	$6,425,714	$120.51	$131.78	$(80,806,000)	$1.50
2020	$7,355,183	$10,081,048	$3,082,212	$2,849,483	$79.85	$92.00	$(16,223,000)	$1.29

(1)
Reflects summary compensation table amounts and Compensation Actually Paid to our PEO and the average summary compensation table amounts and Compensation Actually Paid to our Non-PEO NEOs, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2021	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2020	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO), Heath R. Fear (EVP & CFO) and Scott E. Murray (Former EVP, General Counsel and Secretary)

(2)
Compensation Actually Paid is calculated in accordance with SEC rules. Adjustments made to each NEO’s total compensation for each year to determine Compensation Actually Paid are shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(6,411,946)	$(2,425,631)	$(5,470,164)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$7,698,026	$3,865,837	$8,139,389
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(5,370,914)	$15,697,507	$799,310
Increase for Fair Value of Awards Granted during year that Vested during year	$—	$—	$—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(971,346)	$335,145	$(789,740)
Deduction of Prior Year-end Fair Value of Awards that were Forfeited	$—	$—	$—
Increase for Value of Dividends Paid on Unvested Awards not otherwise reflected in the fair value or other component of total compensation	$237,758	$177,665	$47,070
Total Adjustments	$(4,818,422)	$17,650,523	$2,725,865
Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)	2022	2021	2020

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(2,274,376)	$(805,457)	$(1,649,618)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$2,622,173	$1,242,581	$1,611,413
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(1,062,962)	$3,452,721	$59,809
Increase for Fair Value of Awards Granted during year that Vested during year	$—	$—	$75,604
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(218,857)	$98,591	$(245,980)
Deduction of Prior Year-end Fair Value of Awards that were Forfeited	$—	$—	$(100,000)
Increase for Value of Dividends Paid on Unvested Awards not otherwise reflected in the fair value or other component of total compensation	$93,247	$74,042	$16,043
Total Adjustments	$(840,775)	$4,062,478	$(232,729)
The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date; however, the methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. Fair value conclusions also include the application of a discount to account for the lack of marketability, or illiquidity, associated with the post-vest restriction period and the uncertainty regarding if the book capital account of LTIP Units equals that of common units. For the 2022 Merger Awards, we have assumed achievement at the maximum level of performance for purposes of computing the increase in fair value.
(3)
Reflects the value of an initial investment of  $100 on December 31, 2019, assuming dividends are reinvested throughout the period.

(4)
Reflects the FTSE Nareit All Equity REITs Index.

Company Selected Measure Name	FFO per share, as adjusted
Named Executive Officers, Footnote [Text Block]
(1)
Reflects summary compensation table amounts and Compensation Actually Paid to our PEO and the average summary compensation table amounts and Compensation Actually Paid to our Non-PEO NEOs, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2021	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO) and Heath R. Fear (EVP & CFO)
2020	John A. Kite (Chairman & CEO)	Thomas K. McGowan (President & COO), Heath R. Fear (EVP & CFO) and Scott E. Murray (Former EVP, General Counsel and Secretary)

PEO Total Compensation Amount	$ 10,245,701	$ 5,815,004	$ 7,355,183
PEO Actually Paid Compensation Amount	$ 5,427,279	23,465,527	10,081,048
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation Actually Paid is calculated in accordance with SEC rules. Adjustments made to each NEO’s total compensation for each year to determine Compensation Actually Paid are shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(6,411,946)	$(2,425,631)	$(5,470,164)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$7,698,026	$3,865,837	$8,139,389
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(5,370,914)	$15,697,507	$799,310
Increase for Fair Value of Awards Granted during year that Vested during year	$—	$—	$—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(971,346)	$335,145	$(789,740)
Deduction of Prior Year-end Fair Value of Awards that were Forfeited	$—	$—	$—
Increase for Value of Dividends Paid on Unvested Awards not otherwise reflected in the fair value or other component of total compensation	$237,758	$177,665	$47,070
Total Adjustments	$(4,818,422)	$17,650,523	$2,725,865

Non-PEO NEO Average Total Compensation Amount	$ 3,988,896	2,363,236	3,082,212
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,148,121	6,425,714	2,849,483
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)	2022	2021	2020

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	$(2,274,376)	$(805,457)	$(1,649,618)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$2,622,173	$1,242,581	$1,611,413
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(1,062,962)	$3,452,721	$59,809
Increase for Fair Value of Awards Granted during year that Vested during year	$—	$—	$75,604
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(218,857)	$98,591	$(245,980)
Deduction of Prior Year-end Fair Value of Awards that were Forfeited	$—	$—	$(100,000)
Increase for Value of Dividends Paid on Unvested Awards not otherwise reflected in the fair value or other component of total compensation	$93,247	$74,042	$16,043
Total Adjustments	$(840,775)	$4,062,478	$(232,729)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
TABULAR LIST OF IMPORTANT FINANCIAL MEASURES
The following table reflects the financial measures that we have determined represent the most important financial measures used to link Compensation Actually Paid to performance for 2022:
Most Important Financial Measures FFO per Share, as adjusted Leverage (Net Debt to EBITDA) Retail Portfolio Leased Percentage Anchor Box Leases ESG Items Relative TSR vs. Nareit Shopping Center REITs

Total Shareholder Return Amount	$ 121.47	120.51	79.85
Peer Group Total Shareholder Return Amount	99.67	131.78	92
Net Income (Loss)	$ (12,636,000)	$ (80,806,000)	$ (16,223,000)
Company Selected Measure Amount	1.93	1.5	1.29
PEO Name	John A. Kite
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO per Share, as adjusted
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Leverage (Net Debt to EBITDA)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Retail Portfolio Leased Percentage
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Anchor Box Leases
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	ESG Items
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR vs. Nareit Shopping Center REITs
John A. Kite [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,818,422)	$ 17,650,523	$ 2,725,865
John A. Kite [Member] | Deduct: Stock Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,411,946)	(2,425,631)	(5,470,164)
John A. Kite [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,698,026	3,865,837	8,139,389
John A. Kite [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,370,914)	15,697,507	799,310
John A. Kite [Member] | Change In Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(971,346)	335,145	(789,740)
John A. Kite [Member] | Increase For Value Of Dividends Paid On Unvested Awards Not Otherwise Reflected In The Fair Value Or Other Component Of Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	237,758	177,665	47,070
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(840,775)	4,062,478	(232,729)
Non-PEO NEO [Member] | Deduct: Stock Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,274,376)	(805,457)	(1,649,618)
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,622,173	1,242,581	1,611,413
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,062,962)	3,452,721	59,809
Non-PEO NEO [Member] | Change In Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(218,857)	98,591	(245,980)
Non-PEO NEO [Member] | Increase For Value Of Dividends Paid On Unvested Awards Not Otherwise Reflected In The Fair Value Or Other Component Of Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 93,247	$ 74,042	16,043
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			75,604
Non-PEO NEO [Member] | Deduction of Prior Year-End Fair Value of Awards That Were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (100,000)